Stock-Based Compensation - Summary of Stock Options Outstanding and Exercised Under Prior and Existing Stock Incentive Plans (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Stock Options/Shares Outstanding, Weighted-Average Exercise Price, and Additional Disclosures [Abstract]
Stock Options/Shares, Outstanding at Beginning of the Period	9,115,010	12,668,467	17,059,241
Stock Options/Shares, Granted			1,066,188
Stock Options/Shares, Exercised	(3,333,467)	(3,443,494)	(5,389,741)
Stock Options/Shares, Cancelled	(63,287)	(109,963)	(67,221)
Stock Options/Shares, Outstanding at End of the Period	5,718,256	9,115,010	12,668,467
Stock Options/Shares, Exercisable at End of Period	4,869,805	7,372,036	9,647,937
Weighted-Average Exercise Price, Outstanding at Beginning of the Period	$ 34.52	$ 32.15	$ 29.95
Weighted-Average Exercise Price, Granted			54.97
Weighted-Average Exercise Price, Exercised	26.36	25.41	29.58
Weighted-Average Exercise Price, Cancelled	36.74	46.72	43.31
Weighted-Average Exercise Price, Outstanding at End of the Period	39.25	34.52	32.15
Weighted-Average Exercise Price, Exercisable at End of Period	$ 37.67	$ 31.61	$ 27.87
Weighted-Average Remaining Contractual Term, Outstanding at the End of the Period	4 years 4 months 24 days	4 years 3 months 18 days	4 years 6 months
Weighted-Average Remaining Contractual Term, Exercisable at End of Period	4 years	3 years 6 months	3 years 3 months 18 days
Aggregate Intrinsic Value, Outstanding at the End of the Period	$ 115	$ 102	$ 272
Aggregate Intrinsic Value, Exercisable at End of Period	$ 105	$ 104	$ 248